Financial Instruments - Summary of Sensitivity Analysis of Interest Rate Risks (Detail) - Interest Rate Risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in rate	10000.00%	10000.00%	10000.00%
Effect on profit or (loss)	$ (203)	$ (160)	$ (102)